Related Party Balances and Transactions (Tables)	6 Months Ended
Mar. 31, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Transactions

Other receivables — related parties consist of the following:

		September 30,	As of March 31,
	Relationship	2024	2025	2025
		RMB	RMB	US$
Action Holdings Limited	Immediate holding company of Majestic	7,299	7,543	1,039
Easy Rich Industries (Shanghai) Limited (“Easy Rich SH”)	Common controlled by Mr. Ko and Ms. Li	—	2,360,499	325,285
Total		7,299	2,368,042	326,324

Other payables — related parties consist of the following:

		September 30,	As of March 31,
	Relationship	2024	2025	2025
		RMB	RMB	US$
Ms. Li	Controlling Shareholder	11,777,000	14,029,800	1,933,358
Meridian Industries Limited (”MIL”)	Common controlled by Mr. Ko and Ms. Li	19,413,537	22,709,140	3,129,403
Meridian Group Holdings Limited	An intermediate holding company of Majestic	705,205	728,742	100,422
Wisewing International Ltd (“Wisewing”)	Controlled by Mr. Ko	284,430	489,871	67,506
Easy Rich Industries (Shanghai) Limited (“Easy Rich SH”)	Common controlled by Mr. Ko and Ms. Li	1,690,374	—	—
Meridian (Shenzhen) Holdings Co., Ltd. (“MDSZ”)	Controlled by Mr. Ko	1,690,000	3,210,000	442,350
Leisure Bright Trading Limited (“Leisure bright”)	Ms. Li is the sole shareholder	—	—	—
Total		35,560,546	41,167,553	5,673,040

Schedule of Related Party Transaction Representing Rental Expense

In addition to the related party balances above and the guarantees and pledge of assets referred to in note 9, we have the following related party transaction representing rental expense paid to:

	For the six months ended March 31,
	2024	2025	2025
	RMB	RMB	US$
Leisure Bright	150,466	—	—
Wisewing International Ltd	96,998	195,303	26,913